Goodwill (Details) - Agomab Spain - EUR (€) € in Thousands		12 Months Ended
	Dec. 14, 2021	Dec. 31, 2025
Goodwill
Percentage of interest acquired	100.00%
Consideration transferred	€ 24,300
Contingent consideration	3,950
Net assets acquired	15,700
In-Process R&D acquired.	€ 18,550
Impairment recorded		€ 0
Key management assumption, period for cash flow projections on R&D projects	22 years
Key management assumption, duration of the patent after reaching commercialization stage	15 years
Key management assumption, pre-tax discount rate	21.60%